Stock-Based Compensation - Schedule of Option Activity (Details) - $ / shares shares in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Option Activity [Abstract]
Number Outstanding, Outstanding balance	4,097	12,369	13,843	9,165
Weighted Average Exercise Price per Share, Outstanding balance	$ 5.23	$ 2.41	$ 2.64	$ 3.51
Weighted Average Remaining Contractual Life (Years), Outstanding balance	3 years 10 months 24 days	3 years 1 month 6 days	3 years 8 months 12 days	4 years 2 months 12 days
Number Outstanding, Vested and exercisable		8,375
Weighted Average Exercise Price per Share, Vested and exercisable		$ 2.87
Weighted Average Remaining Contractual Life (Years), Vested and exercisable		2 years 9 months 18 days
Number Outstanding, Granted		250	5,340	6,853
Weighted Average Exercise Price per Share, Granted		$ 1.01	$ 1.38	$ 1.38
Weighted Average Remaining Contractual Life (Years), Granted		5 years	5 years	5 years
Number Outstanding, Exercised
Weighted Average Exercise Price per Share, Exercised
Weighted Average Remaining Contractual Life (Years), Exercised
Number Outstanding, Forfeited		(1,724)	(662)	(1,785)
Weighted Average Exercise Price per Share, Forfeited		$ 4.11	$ 4.41	$ 3.17
Weighted Average Remaining Contractual Life (Years), Forfeited